Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Additional Information (Detail) $ in Thousands, bbl in Millions, MMBbls in Millions, ft³ in Billions	12 Months Ended
	Dec. 31, 2025 MXN ($) field bbl ft³ MMBbls	Dec. 31, 2024 MXN ($) ft³ bbl	Dec. 31, 2023 MXN ($)
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Exploration costs for geological and geophysical studies | $	$ 17,368,569	$ 14,672,428	$ 16,589,953
Estimated reserves percentage	76.10%
Remaining estimated reserve percentage	23.90%
Percentage of developed and undeveloped reserves	(2.60%)
Developed and undeveloped reserves increase decrease	5,351.9	5,494.5
Percentage of developed reserves	8.70%
Developed reserves increase decrease	3,162.1	3,463.9
Extensions and discoveries	507.4
Developed and undeveloped reserves added to offset	650.0
Percentage of developed and undeveloped dry gas reserves increased	8.40%
Developed and undeveloped dry gas reserves increase decrease | ft³	11,025.9	10,173.6
Percentage of developed dry gas reserves increase	22.20%
Developed dry gas reserves increase decrease | ft³	7,054.0	5,773.4
Developed and undeveloped dry gas reserves added to offset | ft³	901.0
Percentage of undeveloped dry gas reserves increase	9.70%
Undeveloped dry gas reserves increase decrease | ft³	3,971.9	4,400.2
Number of new crude oil fields discovered | field	2
Exploratory activity in shallow waters and onshore regions incorporated | MMBbls	12.2
Increase of proved reserves	844.5
Reserve-replacement ratio	102.60%	96.60%
Reserves production ratio of proved reserves, period	9 years 1 month 6 days
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%